UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09439

Prudential Investment Portfolios 5

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2011

Date of reporting period: 1/31/2011

Item 1 –	Reports to Stockholders

SEMIANNUAL REPORT	JANUARY 31, 2011

Prudential Jennison Conservative Growth Fund

Fund Type Large cap stock Objective Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

March 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Conservative Growth Fund

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross annualized operating expenses: Class A, 1.47%; Class B, 2.17%; Class C, 2.17%; Class L, 1.67%; Class M, 2.17%; Class X, 2.17%. Net annualized operating expenses apply to: Class A, 1.42%; Class B, 2.17%; Class C, 2.17%; Class L, 1.67%; Class M, 2.17%; Class X, 2.17%, after contractual reduction through 11/30/2011 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.24%	16.24%	9.52%	–20.70%	—
Class B	15.69	15.12	5.43	–26.49	—
Class C	15.69	15.31	5.43	–26.49	—
Class L	16.09	15.92	N/A	N/A	4.94% (3/26/07)
Class M	15.69	15.31	N/A	N/A	2.87 (3/26/07)
Class X	15.69	15.31	N/A	N/A	2.87 (3/26/07)
Russell 1000® Growth Index	20.96	25.14	21.17	–3.92	—
S&P 500 Index	17.93	22.20	11.71	13.78	—
Lipper Large-Cap Growth Funds Avg.	19.79	23.08	11.96	–0.99	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		1.28%	0.73%	–2.75%	—
Class B		1.29	0.94	–2.92	—
Class C		5.45	1.11	–2.92	—
Class L		0.79	N/A	N/A	–0.88% (3/26/07)
Class M		0.30	N/A	N/A	–0.52 (3/26/07)
Class X		0.30	N/A	N/A	–0.75 (3/26/07)
Russell 1000® Growth Index		16.71	3.75	0.02	—
S&P 500 Index		15.08	2.29	1.42	—
Lipper Large-Cap Growth Funds Avg.		14.80	2.48	–0.23	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50%, and 5.75%, respectively, a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually, and all investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class M and Class X shares convert to Class A shares approximately eight and ten years after purchase, respectively. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/11 is 11.71% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/10 is 2.31% for Class L, Class M, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/11 is –1.59% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/10 is –1.05% for Class L, Class M, and Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/11 is 7.32 for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/10 is 1.30 for Class L, Class M, and Class X.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/11
Schlumberger Ltd., Energy Equipment & Services	4.8%
Apple, Inc., Computers & Peripherals	3.7
Oracle Corp., Software	3.1
International Business Machines Corp., IT Services	3.0
Goldman Sachs Group, Inc. (The), Diversified Financial Services	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/11
Computers & Peripherals	7.6%
Oil, Gas & Consumable Fuels	7.0
Capital Markets	6.6
Insurance	5.6
Pharmaceuticals	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period, and held through the six-month period ended January 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,162.40	1.42%	$7.74
	Hypothetical	$1,000.00	$1,018.05	1.42%	$7.22

Class B	Actual	$1,000.00	$1,156.90	2.17%	$11.80
	Hypothetical	$1,000.00	$1,014.27	2.17%	$11.02

Class C	Actual	$1,000.00	$1,156.90	2.17%	$11.80
	Hypothetical	$1,000.00	$1,014.27	2.17%	$11.02

Class L	Actual	$1,000.00	$1,160.90	1.67%	$9.10
	Hypothetical	$1,000.00	$1,016.79	1.67%	$8.49

Class M	Actual	$1,000.00	$1,156.90	2.17%	$11.80
	Hypothetical	$1,000.00	$1,014.27	2.17%	$11.02

Class X	Actual	$1,000.00	$1,156.90	2.17%	$11.80
	Hypothetical	$1,000.00	$1,014.27	2.17%	$11.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 99.6%

Aerospace & Defense 1.5%
8,172	Precision Castparts Corp.	$1,168,514
27,538	United Technologies Corp.	2,238,840

		3,407,354

Automobiles 0.5%
22,417	Bayerische Motoren Werke AG (Germany), ADR	574,996
32,869	Ford Motor Co.(a)	524,261

		1,099,257

Beverages 4.0%
53,111	Anheuser-Busch InBev NV (Belgium), ADR	2,937,569
46,495	Coca-Cola Co. (The)	2,922,211
50,684	PepsiCo, Inc.	3,259,488

		9,119,268

Biotechnology 0.3%
13,762	Celgene Corp.(a)	709,156

Capital Markets 6.6%
50,361	Ameriprise Financial, Inc.	3,104,756
16,617	BlackRock, Inc. (Class A Stock)	3,290,498
40,757	Goldman Sachs Group, Inc. (The)	6,668,660
65,779	Morgan Stanley	1,933,903

		14,997,817

Communications Equipment 3.5%
278,411	Cisco Systems, Inc.(a)	5,888,393
34,485	Juniper Networks, Inc.(a)	1,280,083
12,007	QUALCOMM, Inc.	649,939

		7,818,415

Computers & Peripherals 7.6%
24,890	Apple, Inc.(a)	8,445,675
90,669	Hewlett-Packard Co.	4,142,667
34,185	NetApp, Inc.(a)	1,870,945
62,909	SanDisk Corp.(a)	2,854,181

		17,313,468

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
135,392	Frontier Communications Corp.	$1,241,545

Electric Utilities 1.4%
48,208	ITC Holdings Corp.	3,167,265

Energy Equipment & Services 4.8%
122,786	Schlumberger Ltd.(b)	10,926,726

Food & Staples Retailing 1.9%
7,643	Costco Wholesale Corp.	549,073
18,501	CVS Caremark Corp.	632,734
56,975	Wal-Mart Stores, Inc.	3,194,588

		4,376,395

Food Products 0.6%
48,377	Unilever PLC (United Kingdom)	1,407,263

Healthcare Equipment & Supplies 0.9%
35,727	Stryker Corp.	2,056,446

Healthcare Providers & Services 3.3%
83,895	Cardinal Health, Inc.	3,482,481
11,382	Express Scripts, Inc.(a)	641,148
44,922	McKesson Corp.	3,376,787

		7,500,416

Hotels Restaurants & Leisure 3.8%
70,637	Carnival Corp.	3,158,180
13,361	Marriott International, Inc. (Class A Stock)	527,626
67,301	McDonald’s Corp.	4,958,065

		8,643,871

Household Products 1.4%
49,452	Procter & Gamble Co. (The)	3,121,905

Independent Power Producers & Energy Traders 1.9%
235,750	Calpine Corp.(a)	3,364,153
26,987	Ormat Technologies, Inc.	830,120

		4,194,273

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 1.4%
161,548	General Electric Co.	$3,253,577

Insurance 5.6%
52,996	ACE Ltd.	3,264,024
41,999	Genworth Financial, Inc. (Class A Stock)(a)	569,926
112,946	Hartford Financial Services Group, Inc.(b)	3,137,640
61,379	MetLife, Inc.	2,809,317
52,837	Travelers Cos., Inc. (The)	2,972,609

		12,753,516

Internet & Catalog Retail 2.7%
35,697	Amazon.com, Inc.(a)	6,055,639

Internet Software & Services 3.2%
22,448	Baidu, Inc. (China), ADR(a)	2,438,526
5,253	Google, Inc. (Class A Stock)(a)	3,153,691
63,498	Tencent Holdings Ltd. (China), ADR	1,654,123

		7,246,340

IT Services 3.5%
41,702	International Business Machines Corp.	6,755,724
5,229	MasterCard, Inc. (Class A Stock)	1,236,711

		7,992,435

Life Sciences Tools & Services 1.3%
72,830	Agilent Technologies, Inc.(a)	3,046,479

Machinery 4.4%
19,683	Cummins, Inc.	2,084,036
31,697	Eaton Corp.	3,422,008
95,177	Ingersoll-Rand PLC	4,492,354

		9,998,398

Media 4.4%
170,530	CBS Corp. (Class B Stock)	3,381,610
93,004	Time Warner, Inc.	2,924,976
93,484	Walt Disney Co. (The)	3,633,723

		9,940,309

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 2.2%
154,608	Alcoa, Inc.	$2,561,854
50,901	Nucor Corp.	2,336,865

		4,898,719

Multiline Retail 0.2%
10,156	Kohl’s Corp.(a)	515,722

Oil, Gas & Consumable Fuels 7.0%
10,114	Apache Corp.	1,207,207
33,453	Chevron Corp.	3,175,693
46,155	ConocoPhillips	3,298,236
45,285	Exxon Mobil Corp.	3,653,594
82,490	Marathon Oil Corp.	3,769,793
6,817	Occidental Petroleum Corp.	659,068

		15,763,591

Pharmaceuticals 5.0%
92,659	Abbott Laboratories	4,184,481
49,668	Johnson & Johnson	2,968,656
27,261	Shire PLC (Ireland), ADR	2,162,070
35,545	Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,942,534

		11,257,741

Real Estate Investment Trusts 2.3%
48,708	Equity Residential	2,639,486
29,098	Vornado Realty Trust	2,563,243

		5,202,729

Semiconductors & Semiconductor Equipment 1.3%
139,778	Intel Corp.	2,999,636

Software 3.7%
218,826	Oracle Corp.	7,008,997
4,983	Salesforce.com, Inc.(a)	643,504
8,650	VMware, Inc. (Class A Stock)(a)	739,748

		8,392,249

Specialty Retail 1.3%
84,900	Best Buy Co., Inc.(b)	2,886,600

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.8%
16,648	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	$518,419
30,554	NIKE, Inc. (Class B Stock)	2,520,094
8,839	Polo Ralph Lauren Corp.	947,364

		3,985,877

Tobacco 1.3%
49,507	Philip Morris International, Inc.	2,833,781

Wireless Telecommunication Services 2.4%
107,267	American Tower Corp. (Class A Stock)(a)	5,455,600

	Total long-term investments (cost $183,315,446)	225,579,778

SHORT-TERM INVESTMENT 7.4%

Affiliated Money Market Mutual Fund
16,787,593	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,787,593; includes $15,292,084 of cash collateral received for securities on loan) (Note 3)(c)(d)	16,787,593

	Total Investments 107.0% (cost $200,103,039; Note 5)	242,367,371
	Liabilities in excess of other assets (7.0%)	(15,891,887)

	Net Assets 100.0%	$226,475,484

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,179,819; cash collateral of $15,292,084 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value

Level 2—other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$225,579,778	$—	$—
Affiliated Money Market Mutual Fund	16,787,593	—	—

Total	$242,367,371	$—	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 was as follows:

Computers & Peripherals	7.6%
Affiliated Money Market Mutual Fund (including 6.8% of collateral received for securities on loan)	7.4
Oil, Gas & Consumable Fuels	7.0
Capital Markets	6.6
Insurance	5.6
Pharmaceuticals	5.0
Energy Equipment & Services	4.8
Machinery	4.4
Media	4.4
Beverages	4.0
Hotels Restaurants & Leisure	3.8
Software	3.7
Communications Equipment	3.5
IT Services	3.5
Healthcare Providers & Services	3.3
Internet Software & Services	3.2
Internet & Catalog Retail	2.7
Wireless Telecommunication Services	2.4
Real Estate Investment Trusts	2.3
Metals & Mining	2.2
Food & Staples Retailing	1.9
Independent Power Producers & Energy Traders	1.9
Textiles, Apparel & Luxury Goods	1.8
Aerospace & Defense	1.5
Electric Utilities	1.4
Household Products	1.4
Industrial Conglomerates	1.4
Life Sciences Tools & Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Specialty Retail	1.3
Tobacco	1.3
Healthcare Equipment & Supplies	0.9
Diversified Telecommunication Services	0.6
Food Products	0.6
Automobiles	0.5
Biotechnology	0.3
Multiline Retail	0.2

107.0
Liabilities in excess of other assets	(7.0)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Statement of Assets and Liabilities

as of January 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $15,179,819:
Unaffiliated investments (cost $183,315,446)	$225,579,778
Affiliated investments (cost $16,787,593)	16,787,593
Cash	88
Dividends and interest receivable	104,747
Foreign tax reclaim receivable	52,313
Receivable for Fund shares sold	12,450
Prepaid expenses	10,527

Total assets	242,547,496

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	15,292,084
Payable for Fund shares reacquired	291,183
Accrued expenses	221,138
Management fee payable	135,301
Distribution fee payable	104,769
Deferred trustees’ fees	2,069
Affiliated transfer agent fee payable	25,468

Total liabilities	16,072,012

Net Assets	$226,475,484

Net assets were comprised of:
Shares of beneficial interest, at par	$30,100
Paid-in capital in excess of par	257,238,352

257,268,452
Accumulated net investment loss	(103,627)
Accumulated net realized loss on investment and foreign currency transactions	(72,953,673)
Net unrealized appreciation on investments	42,264,332

Net assets, January 31, 2011	$226,475,484

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($120,154,308 ÷ 15,413,970 shares of beneficial interest issued and outstanding)	$7.80
Maximum sales charge (5.50% of offering price)	0.45

Maximum offering price to public	$8.25

Class B
Net asset value, offering price and redemption price per share ($8,210,295 ÷ 1,158,823 shares of beneficial interest issued and outstanding)	$7.09

Class C
Net asset value, offering price and redemption price per share ($57,851,243 ÷ 8,168,505 shares of beneficial interest issued and outstanding)	$7.08

Class L
Net asset value and redemption price per share ($28,076,671 ÷ 3,637,969 shares of beneficial interest issued and outstanding)	$7.72
Maximum sales charge (5.75% of offering price)	0.47

Maximum offering price to public	$8.19

Class M
Net asset value, offering price and redemption price per share ($6,761,777 ÷ 955,139 shares of beneficial interest issued and outstanding)	$7.08

Class X
Net asset value, offering price and redemption price per share ($5,421,190 ÷ 765,758 shares of beneficial interest issued and outstanding)	$7.08

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Statement of Operations

Six Months Ended January 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$1,818,134
Affiliated income from securities loaned, net	7,016
Affiliated dividend income	2,991

Total income	1,828,141

Expenses
Management fee	771,705
Distribution fee—Class A	142,761
Distribution fee—Class B	40,278
Distribution fee—Class C	281,619
Distribution fee—Class L	68,351
Distribution fee—Class M	42,826
Distribution fee—Class X	29,967
Transfer agent’s fees and expenses (including affiliated expense of $92,800) (Note 3)	357,000
Registration fees	38,000
Reports to shareholders	38,000
Custodian’s fees and expenses	35,000
Trustees’ fees	13,000
Audit fee	11,000
Legal fees and expenses	11,000
Insurance expenses	3,000
Miscellaneous	7,772

Total expenses	1,891,279

Net investment loss	(63,138)

Realized And Unrealized Gain On Investment Transactions
Net realized gain on:
Investments	14,419,208
Foreign currency transactions	1,153

14,420,361

Net change in unrealized appreciation (depreciation) on investments	18,166,899

Net gain on investments	32,587,260

Net Increase In Net Assets Resulting From Operations	$32,524,122

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2011	Year Ended July 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(63,138)	$(1,308,266)
Net realized gain on investment and foreign currency transactions	14,420,361	25,869,103
Net change in unrealized appreciation (depreciation) on investments	18,166,899	(7,057,608)

Net increase in net assets resulting from operations	32,524,122	17,503,229

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,776,436	7,767,515
Cost of shares reacquired	(22,719,465)	(45,896,180)

Net decrease in net assets from Fund share transactions	(19,943,029)	(38,128,665)

Capital contributions (Note 6)
Proceeds from regulatory settlement	—	923,971

Total increase (decrease)	12,581,093	(19,701,465)

Net Assets:
Beginning of period	213,894,391	233,595,856

End of period	$226,475,484	$213,894,391

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation through investment primarily in common stocks.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent

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transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and

Prudential Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services, PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of average daily net assets on the first $500 million, .65% of average daily net assets on the next $500 million and .60% of average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended January 31, 2011.

PIMS has advised the Fund that it received $17,611 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2011 that it received $824, $9,292, $538, $1,610 and $1,548 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2011, PIM has been compensated approximately $2,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2011, were $244,231,932 and $262,630,135, respectively.

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$202,107,278	$41,120,921	$(860,828)	$40,260,093

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2010 of approximately $85,266,000 of which $36,576,000 expires in 2011, $9,421,000 expires in 2012, $655,000 expires in 2013 and $38,614,000 expires in 2017. The Fund utilized approximately $8,600,000 of its capital loss carryforward to offset net taxable gains realized during the fiscal year ended July 31, 2010. As of July 31, 2010, approximately $17,328,000 of the capital loss carry forward expired unused. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund elects to treat post-October foreign currency losses of approximately $31,000 as having been incurred in the following year (July 31, 2011).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2011, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

During the fiscal year ended July 31, 2010, the Fund received $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

	Shares	Amount
Class A
Six months ended January 31, 2011:
Shares sold	277,158	$1,997,627
Shares reacquired	(1,692,158)	(12,163,681)

Net increase (decrease) in shares outstanding before conversion	(1,415,000)	(10,166,054)
Shares issued upon conversion from Class B, M and X	702,588	5,038,827

Net increase (decrease) in shares outstanding	(712,412)	$(5,127,227)

Year ended July 31, 2010:
Shares sold	752,572	$5,146,408
Shares reacquired	(3,321,916)	(22,664,733)

Net increase (decrease) in shares outstanding before conversion	(2,569,344)	(17,518,325)
Shares issued upon conversion from Class B, M and X	2,328,440	16,056,215

Net increase (decrease) in shares outstanding	(240,904)	$(1,462,110)

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	Shares	Amount
Class B
Six months ended January 31, 2011:
Shares sold	40,032	$260,825
Shares reacquired	(145,915)	(959,009)

Net increase (decrease) in shares outstanding before conversion	(105,883)	(698,184)
Shares reacquired upon conversion into Class A	(12,956)	(83,790)

Net increase (decrease) in shares outstanding	(118,839)	$(781,974)

Year ended July 31, 2010:
Shares sold	129,044	$817,274
Shares reacquired	(242,860)	(1,530,469)

Net increase (decrease) in shares outstanding before conversion	(113,816)	(713,195)
Shares reacquired upon conversion into Class A	(64,758)	(398,958)

Net increase (decrease) in shares outstanding	(178,574)	$(1,112,153)

Class C
Six months ended January 31, 2011:
Shares sold	71,843	$469,715
Shares reacquired	(829,314)	(5,429,022)

Net increase (decrease) in shares outstanding	(757,471)	$(4,959,307)

Year ended July 31, 2010:
Shares sold	222,052	$1,422,810
Shares reacquired	(1,612,759)	(10,051,184)

Net increase (decrease) in shares outstanding	(1,390,707)	$(8,628,374)

Class L
Six months ended January 31, 2011:
Shares sold	4,607	$33,780
Shares reacquired	(344,254)	(2,461,818)

Net increase (decrease) in shares outstanding	(339,647)	$(2,428,038)

Year ended July 31, 2010:
Shares sold	28,302	$186,673
Shares reacquired	(832,414)	(5,634,048)

Net increase (decrease) in shares outstanding	(804,112)	$(5,447,375)

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

	Shares	Amount
Class M
Six months ended January 31, 2011:
Shares sold	1,621	$10,800
Shares reacquired	(154,093)	(997,878)

Net increase (decrease) in shares outstanding before conversion	(152,472)	(987,078)
Shares reacquired upon conversion into Class A	(586,745)	(3,823,849)

Net increase (decrease) in shares outstanding	(739,217)	$(4,810,927)

Year ended July 31, 2010:
Shares sold	26,052	$162,678
Shares reacquired	(689,585)	(4,306,794)

Net increase (decrease) in shares outstanding before conversion	(663,533)	(4,144,116)
Shares reacquired upon conversion into Class A	(1,651,056)	(10,431,611)

Net increase (decrease) in shares outstanding	(2,314,589)	$(14,575,727)

Class X
Six months ended January 31, 2011:
Shares sold	558	$3,689
Shares reacquired	(107,861)	(708,057)

Net increase (decrease) in shares outstanding before conversion	(107,303)	(704,368)
Shares reacquired upon conversion into Class A	(172,359)	(1,131,188)

Net increase (decrease) in shares outstanding	(279,662)	$(1,835,556)

Year ended July 31, 2010:
Shares sold	4,994	$31,672
Shares reacquired	(274,733)	(1,708,952)

Net increase (decrease) in shares outstanding before conversion	(269,739)	(1,677,280)
Shares reacquired upon conversion into Class A	(827,194)	(5,225,646)

Net increase (decrease) in shares outstanding	(1,096,933)	$(6,902,926)

Note 7: Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the

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“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the period ended January 31, 2011.

Prudential Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.71		$6.21	$7.11	$8.75	$7.76	$7.71
Income (loss) from investment operations:
Net investment income (loss)	.01		(.01)	- (e)	- (e)	.01	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08		.48	(.90)	(.21)	.98	.11
Total from investment operations	1.09		.47	(.90)	(.21)	.99	.05
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-	-
Capital Contributions	-		.03	-	-	-	-
Net asset value, end of period	$7.80		$6.71	$6.21	$7.11	$8.75	$7.76
Total Return(a):	16.24%		8.05%	(12.66)%	(3.60)%	12.76%	.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,154		$108,221	$101,706	$114,874	$88,377	$13,925
Average net assets (000)	$113,278		$111,614	$90,330	$108,116	$40,262	$16,620
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.42%	(g)	1.40%	1.36%	1.28%	1.30%	1.63%
Expenses, excluding distribution and service (12b-1) fees	1.17%	(g)	1.15%	1.11%	1.03%	1.05%	1.38%
Net investment income (loss)	.24%	(g)	(.21)%	(.06)%	-(f)	.08%	(.71)%
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	114%	(h)	135%	56%	58%	198%	173%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Less than .005%.

(g) Annualized.

(h) Not Annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.12		$5.71	$6.59	$8.26	$7.38	$7.38
Income (loss) from investment operations:
Net investment loss	(.02)		(.06)	(.04)	(.06)	(.08)	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.99		.44	(.84)	(.18)	.96	.11
Total from investment operations	.97		.38	(.88)	(.24)	.88	.00
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-	-
Capital Contributions	-		.03	-	-	-	-
Net asset value, end of period	$7.09		$6.12	$5.71	$6.59	$8.26	$7.38
Total Return(a):	15.85%		7.18%	(13.35)%	(4.24)%	11.92%	. 00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,210		$7,823	$8,319	$12,737	$19,420	$18,787
Average net assets (000)	$7,990		$8,532	$8,723	$16,543	$18,153	$22,942
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17%	(d)	2.15%	2.11%	2.03%	2.19%	2.38%
Expenses, excluding distribution and service (12b-1) fees	1.17%	(d)	1.15%	1.11%	1.03%	1.19%	1.38%
Net investment loss	(.50)%	(d)	(.96)%	(.82)%	(.75)%	(.98)%	(1.45)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.12		$5.71	$6.59	$8.26	$7.38	$7.38
Income (loss) from investment operations:
Net investment loss	(.02)		(.06)	(.04)	(.06)	(.06)	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98		.44	(.84)	(.18)	.94	.11
Total from investment operations	.96		.38	(.88)	(.24)	.88	.00
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-	-
Capital Contributions	-		.03	-	-	-	-
Net asset value, end of period	$7.08		$6.12	$5.71	$6.59	$8.26	$7.38
Total Return(a):	15.69%		7.18%	(13.35)%	(4.24)%	11.92%	.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,851		$54,628	$58,912	$85,318	$114,101	$27,128
Average net assets (000)	$55,865		$60,302	$59,345	$102,942	$62,313	$32,119
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17%	(d)	2.15%	2.11%	2.03%	2.06%	2.38%
Expenses, excluding distribution and service (12b-1) fees	1.17%	(d)	1.15%	1.11%	1.03%	1.06%	1.38%
Net investment loss	(.51)%	(d)	(.97)%	(.82)%	(.76)%	(.73)%	(1.45)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended January 31,		Year Ended July 31,			March 26, 2007(a) through July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.65		$6.18	$7.09	$8.75	$8.73
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(.03)	(.02)	(.02)	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1 .07		.47	(.89)	(.21)	.02
Total from investment operations	1 .07		.44	(.91)	(.23)	.02
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-
Capital Contributions	-		.03	-	-	-
Net asset value, end of period	$7.72		$6.65	$6.18	$7.09	$8.75
Total Return(d):	16.09%		7.61%	(12.83)%	(3.85)%	.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,077		$26,461	$29,533	$43,369	$62,087
Average net assets (000)	$27,118		$29,672	$29,817	$54,112	$68,505
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.67%	(f)	1.65%	1.61%	1.53%	1.46%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.17%	(f)	1.15%	1.11%	1.03%	.96%	(f)
Net investment income (loss)	(.01)%	(f)	(.47)%	(.32)%	(.26)%	.01%	(f)

(a) Inception date of Class L shares.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,			March 26, 2007(a) through July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.12		$5.71	$6.59	$8.26	$8.26
Income (loss) from investment operations:
Net investment loss	(.01)		(.06)	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.97		.44	(.84)	(.18)	.02
Total from investment operations	.96		.38	(.88)	(.24)	.00
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-
Capital Contributions	-		.03	-	-	-
Net asset value, end of period	$7.08		$6.12	$5.71	$6.59	$8.26
Total Return(c):	15.69%		7.18%	(13.35)%	(4.24)%	.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,762		$10,367	$22,893	$55,835	$145,507
Average net assets (000)	$8,495		$17,500	$31,222	$99,825	$169,827
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.17%	(e)	2.15%	2.11%	2.03%	1.97%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.17%	(e)	1.15%	1.11%	1.03%	.97%	(e)
Net investment loss	(.44)%	(e)	(1.00)%	(.85)%	(.76)%	(.51)%	(e)

(a) Inception date of Class M shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended January 31,		Year Ended July 31,			March 26, 2007(a) through July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.12		$5.71	$6.59	$8.26	$8.26
Income (loss) from investment operations:
Net investment loss	(.02)		(.06)	(.04)	(.06)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98		.44	(.84)	(.18)	.01
Total from investment operations	.96		.38	(.88)	(.24)	.00
Less Dividends
Distributions from net realized gains	-		-	-	(1.43)	-
Capital Contributions	-		.03	-	-	-
Net asset value, end of period	$7.08		$6.12	$5.71	$6.59	$8.26
Total Return(c):	15.69%		7.18%	(13.35)%	(4.24)%	.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,421		$6,395	$12,233	$23,702	$33,403
Average net assets (000)	$5,945		$9,655	$14,957	$29,456	$36,350
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.17%	(e)	2.15%	2.11%	2.03%	1.97%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.17%	(e)	1.15%	1.11%	1.03%	.97%	(e)
Net investment income (loss)	(.48)%	(e)	(.99)%	(.84)%	(.76)%	(.49)%	(e)

(a) Inception date of Class X shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Conservative Growth Fund
Share Class	A	B	C	L	M	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGLX	JCGMX	JCGRX
CUSIP	74440V104	74440V203	74440V302	74440V401	74440V500	74440V609

MF503E2    0197517-00001-00

SEMIANNUAL REPORT	JANUARY 31, 2011

Prudential Small Cap Value Fund

Fund Type Small cap stock Objective Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

March 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Small Cap Value Fund

Prudential Small Cap Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Gross operating expenses: Class A, 1.76%; Class B, 2.46%; Class C, 2.46%; Class L, 1.96%; Class M, 2.46%; Class X, 2.46%. Net operating expenses apply to: Class A, 1.76%; Class B, 2.46%; Class C, 2.46%; Class L, 1.96%; Class M, 1.71%; Class X, 1.71%.

Cumulative Total Returns (Without Sales Charges) as of 1/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	17.95%	27.82%	6.42%	124.52%	—
Class B	17.55	26.92	2.68	108.71	—
Class C	17.55	26.92	2.68	108.71	—
Class L	17.86	27.64	5.13	N/A	12.80% (8/22/05)
Class M	18.06	27.91	5.84	N/A	12.92 (8/22/05)
Class X	17.98	27.90	5.70	N/A	12.96 (8/22/05)
Russell 2000 Value Index	18.21	28.33	9.85	118.50	—
Russell 2000 Index	20.75	31.36	13.92	75.18	—
Lipper Small-Cap Value Funds Avg.	19.72	29.49	13.99	129.43	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		17.71%	1.47%	8.03%	—
Class B		18.71	1.75	7.86	—
Class C		22.84	1.89	7.86	—
Class L		17.23	1.18	N/A	1.13% (8/22/05)
Class M		18.85	2.19	N/A	2.05 (8/22/05)
Class X		18.82	2.04	N/A	2.07 (8/22/05)
Russell 2000 Value Index		24.50	3.52	8.42	—
Russell 2000 Index		26.85	4.47	6.33	—
Lipper Small-Cap Value Funds Avg.		26.02	3.93	9.02	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually, and all investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year, 2% in the sixth after purchase. Class M and Class X shares convert to Class A shares approximately eight and ten years after purchase, respectively. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Investors cannot invest directly in an index. Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 1/31/11 is 19.53% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 12/31/10 is 3.39% for Class L, Class M, and Class X.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Investors cannot invest directly in an index. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 1/31/11 is 25.94% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/10 is 4.47% for Class L, Class M, and Class X.

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/11 is 23.74% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/10 is 3.92% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/11
Bristow Group, Inc., Energy Equipment & Services	0.8%
Alaska Air Group, Inc., Airlines	0.8
HealthSpring, Inc., Healthcare Providers & Services	0.7
Pro Assurance Corp., Insurance	0.7
Southwest Gas Corp., Gas Utilities	0.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/11
Commercial Banks	11.1%
Insurance	7.1
Real Estate Investment Trusts	6.7
Healthcare Providers & Services	5.8
Oil, Gas & Consumable Fuels	4.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period, and held through the six-month period ended January 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Small Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,179.50	1.76%	$9.67
	Hypothetical	$1,000.00	$1,016.33	1.76%	$8.94

Class B	Actual	$1,000.00	$1,175.50	2.46%	$13.49
	Hypothetical	$1,000.00	$1,012.80	2.46%	$12.48

Class C	Actual	$1,000.00	$1,175.50	2.46%	$13.49
	Hypothetical	$1,000.00	$1,012.80	2.46%	$12.48

Class L	Actual	$1,000.00	$1,178.60	1.96%	$10.76
	Hypothetical	$1,000.00	$1,015.32	1.96%	$9.96

Class M	Actual	$1,000.00	$1,180.60	1.71%	$9.40
	Hypothetical	$1,000.00	$1,016.59	1.71%	$8.69

Class X	Actual	$1,000.00	$1,179.80	1.71%	$9.40
	Hypothetical	$1,000.00	$1,016.59	1.71%	$8.69

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Fund's fiscal year ending July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS 98.9%

Aerospace & Defense 1.4%
13,400	AAR Corp.*	$358,986
700	Astronics Corp.*	16,170
17,500	Ceradyne, Inc.*	620,025
12,000	Ducommun, Inc.	263,520
52,400	GenCorp, Inc.*	268,812
3,700	LMI Aerospace, Inc.*	69,282

		1,596,795

Air Freight & Logistics 0.7%
18,600	Air Transport Services Group, Inc.*	137,640
11,200	Atlas Air Worldwide Holdings, Inc.*	569,072
1,100	Park Ohio Holdings Corp.*	22,616

		729,328

Airlines 2.2%
14,000	Alaska Air Group, Inc.*	829,360
35,200	Hawaiian Holdings, Inc.*	260,128
5,800	Pinnacle Airlines Corp.*	41,818
39,100	Republic Airways Holdings, Inc.*	251,022
38,800	SkyWest, Inc.	583,940
46,800	US Airways Group, Inc.*(a)	464,256

		2,430,524

Auto Components 0.2%
37,800	Spartan Motors, Inc.	235,872

Beverages 0.1%
2,800	Coca-Cola Bottling Co. Consolidated	151,256

Biotechnology 0.1%
24,800	PDL BioPharma, Inc.	122,512

Building Products 0.7%
7,650	A.O. Smith Corp.	327,497
4,000	Ameron International Corp.	275,880
8,900	Apogee Enterprises, Inc.	113,831
2,500	Insteel Industries, Inc.	28,550

		745,758

See Notes to Financial Statements.

Prudential Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets 2.0%
24,300	BGC Partners, Inc. (Class A Stock)	$196,830
18,500	Calamos Asset Management, Inc. (Class A Stock)	284,530
32,400	GFI Group, Inc.	165,888
18,400	Investment Technology Group, Inc.*	339,112
20,100	Knight Capital Group, Inc. (Class A Stock)*(a)	278,586
3,300	Oppenheimer Holdings, Inc. (Class A Stock)	86,130
14,200	optionsXpress Holdings, Inc.	211,012
10,100	Raymond James Financial, Inc.	365,822
10,400	SWS Group, Inc.	48,672
28,800	TradeStation Group, Inc.*	200,736

		2,177,318

Chemicals 2.9%
4,900	Arch Chemicals, Inc.	177,576
7,000	Cytec Industries, Inc.	381,780
15,700	Grace, (W.R.) & Co.*	557,193
11,600	Innophos Holdings, Inc.	384,772
600	Koppers Holdings, Inc.	23,088
2,800	Lubrizol Corp. (The)	300,888
21,500	Olin Corp.	418,605
17,200	OM Group, Inc.*	622,296
14,800	RPM International, Inc.	346,764

		3,212,962

Commercial Banks 11.1%
3,200	BancFirst Corp.	129,792
18,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	312,949
6,900	BancorpSouth, Inc.(a)	107,916
9,700	Bank of the Ozarks, Inc.	418,361
19,000	Cathay General Bancorp	328,890
300	Century Bancorp, Inc. (Class A Stock)	8,082
10,800	Chemical Financial Corp.	224,208
15,500	City Holding Co.	539,400
22,600	Community Bank System, Inc.(a)	571,328
8,300	Community Trust Bancorp, Inc.	239,953
21,100	CVB Financial Corp.(a)	174,708
4,700	First Bancorp	70,641
10,600	First Community Bancshares, Inc.	142,570
25,600	First Financial Bancorp	432,640
17,600	First Merchants Corp.	159,456

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
18,200	First Midwest Bancorp, Inc.	$212,758
34,295	FirstMerit Corp.	628,284
15,900	FNB Corp.	160,590
5,700	IBERIABANK Corp.	323,304
18,600	Independent Bank Corp.	505,548
33,540	International Bancshares Corp.	636,254
31,874	National Penn Bancshares, Inc.	260,092
25,500	NBT Bancorp, Inc.	591,090
24,800	Old National Bancorp	266,104
10,600	PacWest Bancorp(a)	209,138
5,500	Park National Corp.(a)	358,160
4,700	Renasant Corp.	73,273
10,400	Republic Bancorp, Inc. (Class A Stock)	198,536
9,700	S&T Bancorp, Inc.	211,945
4,200	Sandy Spring Bancorp, Inc.	80,640
2,000	SCBT Financial Corp.	62,240
16,400	Simmons First National Corp. (Class A Stock)	455,756
4,110	Southside Bancshares, Inc.	88,036
3,600	Southwest Bancorp, Inc.*	49,284
3,700	Suffolk Bancorp	77,589
25,850	Susquehanna Bancshares, Inc.	247,126
9,900	SVB Financial Group*(a)	519,453
3,900	Tompkins Financial Corp.	158,925
2,700	Trico Bancshares	40,959
22,600	Trustmark Corp.	542,174
24,900	Umpqua Holdings Corp.	273,153
17,700	United Bankshares, Inc.(a)	499,140
1,400	Washington Trust Bancorp, Inc.	28,000
12,600	WesBanco, Inc.	237,510
11,500	Wintrust Financial Corp.(a)	378,465

		12,234,420

Commercial Services & Supplies 3.3%
31,800	ACCO Brands Corp.*	261,078
15,500	American Reprographics Co.*	125,085
13,300	Cenveo, Inc.*	71,554
4,900	Consolidated Graphics, Inc.*	245,245
21,500	Deluxe Corp.	525,675
15,600	Ennis, Inc.	259,428
10,700	G & K Services, Inc. (Class A Stock)	335,231

See Notes to Financial Statements.

Prudential Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
6,300	Herman Miller, Inc.	$152,019
8,900	Knoll, Inc.	148,986
11,400	M&F Worldwide Corp.*	275,082
17,400	McGrath RentCorp	439,176
7,800	Mobile Mini, Inc.*	159,432
12,100	Schawk, Inc.	220,704
7,600	UniFirst Corp.	423,776

		3,642,471

Communications Equipment 1.2%
32,100	Arris Group, Inc.*	400,608
10,200	Black Box Corp.	358,938
11,400	Comtech Telecommunications Corp.	319,884
4,200	InterDigital, Inc.	202,230

		1,281,660

Construction & Engineering 1.2%
18,200	Dycom Industries, Inc.*	292,474
35,600	Great Lakes Dredge & Dock Corp.	295,836
8,400	Layne Christensen Co.*	265,272
6,000	Sterling Construction Co, Inc.*	77,160
15,000	Tutor Perini Corp.	340,650

		1,271,392

Consumer Finance 2.2%
48,000	Advance America Cash Advance Centers, Inc.	293,760
14,200	Cash America International, Inc.(a)	571,266
6,089	Credit Acceptance Corp.*	344,333
3,700	Dollar Financial Corp.*	113,331
5,700	First Cash Financial Services, Inc.*	188,043
14,200	Nelnet, Inc. (Class A Stock)	318,364
2,700	Student Loan Corp. Escrow Share*	6,750
11,000	World Acceptance Corp.*(a)	617,760

		2,453,607

Containers & Packaging 0.8%
40,300	Boise, Inc.(a)	362,297
7,900	Rock-Tenn Co. (Class A Stock)(a)	527,325

		889,622

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distributors 0.2%
8,100	Core-Mark Holding Co., Inc.*	$274,104

Diversified Consumer Services 1.5%
8,900	CPI Corp.	177,110
10,000	Lincoln Educational Services Corp.	151,000
2,100	Matthews International Corp. (Class A Stock)	74,424
6,500	Pre-Paid Legal Services, Inc.*(a)	427,960
31,400	Regis Corp.(a)	526,264
6,900	Steiner Leisure Ltd. (Bahamas)*	305,808

		1,662,566

Diversified Financial Services 0.1%
800	Portfolio Recovery Associates, Inc.*(a)	57,712

Diversified Telecommunication Services 0.6%
6,400	Atlantic Tele-Network, Inc.	239,040
9,100	Neutral Tandem, Inc.*	137,592
46,000	Premiere Global Services, Inc.*	286,580

		663,212

Electric Utilities 4.1%
9,800	Allete, Inc.	361,718
4,900	Central Vermont Public Service Corp.	105,203
25,800	El Paso Electric Co.*	695,310
13,500	Empire District Electric Co. (The)	290,520
17,400	IDACORP, Inc.	650,238
3,800	MGE Energy, Inc.	154,660
22,300	PNM Resources, Inc.	290,569
24,500	Portland General Electric Co.	547,330
13,200	UIL Holdings Corp.(a)	398,508
13,800	UniSource Energy Corp.	494,178
3,800	Unitil Corp.	83,600
17,600	Westar Energy, Inc.(a)	448,800

		4,520,634

Electrical Equipment 1.3%
18,700	Brady Corp. (Class A Stock)	612,425
1,300	Powell Industries, Inc.*	49,283
4,800	Regal-Beloit Corp.	320,352

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
8,300	Thomas & Betts Corp.*	$426,537

		1,408,597

Electronic Equipment & Instruments 1.4%
9,100	Anixter International, Inc.	575,757
24,200	Brightpoint, Inc.*	219,615
8,300	Checkpoint Systems, Inc.*	171,561
12,300	Electro Rent Corp.	181,548
6,200	Insight Enterprises, Inc.*	86,304
10,800	Multi-Fineline Electronix, Inc.*	312,120

		1,546,905

Energy Equipment & Services 3.1%
16,300	Bristow Group, Inc.*	839,287
22,200	Cal Dive International, Inc.*	136,308
6,600	Dawson Geophysical Co.*	223,146
11,400	Gulfmark Offshore, Inc. (Class A Stock)*(a)	438,330
13,300	Hornbeck Offshore Services, Inc.*	315,742
9,100	Natural Gas Services Group, Inc.*	162,526
4,800	Oil States International, Inc.*(a)	325,248
1,700	PHI, Inc.*	35,054
14,000	Pioneer Drilling Co.*	124,040
27,200	TETRA Technologies, Inc.*	308,720
8,600	Tidewater, Inc.	511,614

		3,420,015

Food & Staples Retailing 1.5%
20,200	Ingles Markets, Inc. (Class A Stock)	391,274
12,200	Nash-Finch Co.	459,574
16,000	Pantry, Inc. (The)*	266,720
14,900	Ruddick Corp.(a)	502,130
2,600	Susser Holdings Corp.*	37,492
7,900	Winn-Dixie Stores, Inc.*	50,402

		1,707,592

Food Products 0.8%
8,500	Cal-Maine Foods, Inc.(a)	241,060
5,300	Chiquita Brands International, Inc.*	81,726

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products (cont’d.)
21,000	Fresh Del Monte Produce, Inc. (Cayman Islands)	$555,450

		878,236

Gas Utilities 2.5%
4,600	AGL Resources, Inc.	168,820
14,700	Atmos Energy Corp.	479,220
8,800	Energen Corp.	491,920
10,200	Laclede Group, Inc. (The)	387,600
7,700	ONEOK, Inc.	453,453
21,900	Southwest Gas Corp.	815,556

		2,796,569

Healthcare Equipment & Supplies 0.6%
10,200	CryoLife, Inc.*	51,714
9,300	Greatbatch, Inc.*	219,015
15,000	Invacare Corp.	414,600
1,100	Kensey Nash Corp.*	26,620

		711,949

Healthcare Providers & Services 5.8%
30,800	Alliance HealthCare Services, Inc.*	129,052
4,800	Amedisys, Inc.*(a)	163,632
6,700	AMERIGROUP Corp.*(a)	350,879
21,100	AmSurg Corp.*	444,577
21,200	Centene Corp.*	587,664
19,600	Cross Country Healthcare, Inc.*	141,120
31,800	Five Star Quality Care, Inc.*	199,068
21,200	HealthSouth Corp.*	479,544
27,100	HealthSpring, Inc.*	823,569
24,700	Healthways, Inc.*	295,659
27,100	Kindred Healthcare, Inc.*	507,041
4,400	LHC Group, Inc.*	117,040
10,700	Magellan Health Services, Inc.*	517,987
22,700	MedCath Corp.*	303,953
1,000	National Healthcare Corp.	44,270
21,700	PharMerica Corp.*	245,427
9,800	Providence Service Corp. (The)*	139,454
35,900	Skilled Healthcare Group, Inc. (Class A Stock)*	385,566
4,833	Sun Healthcare Group, Inc.*	60,388

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
2,500	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	$46,150
19,600	Universal American Corp.	395,724
2,600	US Physical Therapy, Inc.*	49,400

		6,427,164

Hotels, Restaurants & Leisure 3.4%
9,900	Ameristar Casinos, Inc.	152,064
15,800	Bob Evans Farms, Inc.	497,384
6,600	California Pizza Kitchen, Inc.*	105,666
11,600	CEC Entertainment, Inc.*	428,620
7,900	Cracker Barrel Old Country Store, Inc.	406,692
18,400	Domino’s Pizza, Inc.*	301,760
10,700	Jack in the Box, Inc.*	234,758
9,800	Life Time Fitness, Inc.*(a)	390,824
10,800	Monarch Casino & Resort, Inc.*	117,072
5,800	Papa John’s International, Inc.*	166,460
26,100	Ruby Tuesday, Inc.*	351,828
18,100	Scientific Games Corp. (Class A Stock)*	186,792
13,800	Sonic Corp.*	132,342
15,700	Speedway Motorsports, Inc.	227,336

		3,699,598

Household Durables 1.0%
14,000	American Greetings Corp. (Class A Stock)	304,220
6,350	Blyth, Inc.	213,487
15,600	CSS Industries, Inc.	286,416
11,400	Helen of Troy Ltd. (Bermuda)*	319,998

		1,124,121

Household Products 0.1%
10,000	Central Garden & Pet Co. (Class A Stock)*(a)	94,800

Industrial Conglomerates 0.6%
300	Seaboard Corp.	600,600
4,300	Tredegar Corp.	80,453

		681,053

Insurance 7.1%
11,500	American Equity Investment Life Holding Co.	145,820
9,800	AMERISAFE, Inc.*	174,538

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
7,900	AmTrust Financial Services, Inc.	$146,229
14,394	Argo Group International Holdings Ltd. (Bermuda)	512,714
24,000	Delphi Financial Group, Inc. (Class A Stock)	690,720
17,000	Employers Holdings, Inc.	285,430
1,600	Enstar Group Ltd. (Bermuda)*	132,432
10,100	FBL Financial Group, Inc. (Class A Stock)	280,881
15,600	Flagstone Reinsurance Holdings SA (Luxembourg)	191,256
10,800	FPIC Insurance Group, Inc.*	386,208
1,500	Global Indemnity PLC (Ireland)*	29,873
15,100	HCC Insurance Holdings, Inc.	457,228
9,300	Infinity Property & Casualty Corp.	555,582
37,300	Meadowbrook Insurance Group, Inc.	353,977
31,000	National Financial Partners Corp.*(a)	393,080
18,400	Platinum Underwriters Holdings Ltd. (Bermuda)	813,280
14,000	ProAssurance Corp.*	821,380
10,700	Safety Insurance Group, Inc.	509,213
34,100	Selective Insurance Group, Inc.	606,298
9,100	Tower Group, Inc.	236,964
27,600	Universal Insurance Holdings, Inc.	149,592

		7,872,695

Internet & Catalog Retail 0.2%
13,600	NutriSystem, Inc.(a)	257,856

Internet Software & Services 0.8%
45,900	EarthLink, Inc.	391,527
4,200	j2 Global Communications, Inc.*	115,920
61,049	United Online, Inc.	431,616

		939,063

IT Services 2.0%
16,400	Acxiom Corp.*	282,572
9,900	CACI International, Inc. (Class A Stock)*	549,351
19,500	CSG Systems International, Inc.*	379,275
15,200	Euronet Worldwide, Inc.*	278,008
20,600	Global Cash Access Holdings, Inc.*	62,830
12,200	TeleTech Holdings, Inc.*	261,202
5,000	TNS, Inc.*	88,400
9,000	Unisys Corp.*	254,970

		2,156,608

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products 1.0%
22,400	JAKKS Pacific, Inc.*(a)	$387,296
4,000	Polaris Industries, Inc.	307,680
11,700	RC2 Corp.*	237,744
9,800	Sturm Ruger & Co., Inc.(a)	146,118

		1,078,838

Life Sciences Tools & Services 0.2%
18,500	Kendle International, Inc.*	210,160

Machinery 2.0%
11,200	Actuant Corp. (Class A Stock)	310,576
2,800	Albany International Corp. (Class A Stock)	63,140
7,600	Crane Co.	337,516
6,500	Dynamic Materials Corp.	128,375
10,000	EnPro Industries, Inc.*(a)	415,100
12,600	Force Protection, Inc.*	69,804
2,800	Harsco Corp.	90,356
6,400	Timken Co.	300,928
13,500	Watts Water Technologies, Inc. (Class A Stock)	485,595

		2,201,390

Marine 0.7%
55,700	Eagle Bulk Shipping, Inc.*(a)	227,813
42,000	Excel Maritime Carriers Ltd. (Greece)*(a)	190,260
17,400	Genco Shipping & Trading Ltd. (Marshall Island)*(a)	201,144
4,900	International Shipholding Corp.	122,794

		742,011

Media 1.2%
37,500	Belo Corp. (Class A Stock)*	252,750
14,400	Entercom Communications Corp. (Class A Stock)*	141,120
24,000	Harte-Hanks, Inc.	299,280
2,700	PRIMEDIA, Inc.	14,229
13,100	Scholastic Corp.	389,463
30,800	Sinclair Broadcast Group, Inc. (Class A Stock)	270,116

		1,366,958

Metals & Mining 0.4%
8,900	Kaiser Aluminum Corp.	424,619

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Line Retail 0.2%
5,500	Dillard’s, Inc. (Class A Stock)	$218,460

Multi-Utilities 1.9%
30,400	Avista Corp.	688,560
17,500	Black Hills Corp.(a)	542,675
15,400	NorthWestern Corp.	434,896
14,500	Vectren Corp.	384,105

		2,050,236

Oil, Gas & Consumable Fuels 4.2%
15,400	Berry Petroleum Co. (Class A Stock)(a)	718,718
11,300	Bill Barrett Corp.*	463,074
22,000	CVR Energy, Inc.*	381,040
4,600	Delek US Holdings, Inc.	38,318
13,800	DHT Holdings, Inc.	70,242
7,600	Frontline Ltd. (Bermuda)(a)	197,068
7,800	Green Plains Renewable Energy, Inc.*(a)	86,970
10,100	Holly Corp.	495,607
15,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	365,028
8,300	Petroleum Development Corp.*	377,733
9,600	Ship Finance International Ltd. (Bermuda)(a)	192,096
11,801	Southern Union Co.	315,311
18,900	Stone Energy Corp.*	439,425
2,500	Swift Energy Co.*	106,650
17,600	W&T Offshore, Inc.(a)	358,160

		4,605,440

Paper & Forest Products 1.5%
20,400	Buckeye Technologies, Inc.	513,264
3,100	Clearwater Paper Corp.*	245,148
21,300	KapStone Paper and Packaging Corp.*	362,739
5,600	Neenah Paper, Inc.	107,856
22,800	P.H. Glatfelter Co.	274,284
15,200	Wausau Paper Corp.	130,264

		1,633,555

Personal Products 0.4%
3,300	Elizabeth Arden, Inc.*	84,447
25,000	Prestige Brands Holdings, Inc.*	276,000

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products (cont’d.)
5,100	Revlon, Inc. (Class A Stock)*	$49,674

		410,121

Professional Services 1.0%
13,300	CBIZ, Inc.*	92,568
16,400	Dolan Co. (The)*	224,844
1,800	GP Strategies Corp.*	17,802
7,500	Huron Consulting Group, Inc.*	192,075
21,800	Navigant Consulting, Inc.*	222,142
21,700	School Specialty, Inc.*(a)	283,185
900	VSE Corp.	26,919

		1,059,535

Real Estate Investment Trusts 6.7%
14,200	Agree Realty Corp.	330,150
28,800	BioMed Realty Trust, Inc.	514,080
30,700	Capstead Mortgage Corp.	390,197
39,100	CBL & Associates Properties, Inc.(a)	667,046
43,100	Cogdell Spencer, Inc.	260,755
29,388	Cousins Properties, Inc.	250,386
37,816	DiamondRock Hospitality Co.*	458,708
11,700	Dynex Capital, Inc.	124,956
10,800	Entertainment Properties Trust	497,124
5,300	Getty Realty Corp.	153,912
18,900	Glimcher Realty Trust	166,509
7,600	Hatteras Financial Corp.	217,208
13,100	Kilroy Realty Corp.	499,634
17,000	LaSalle Hotel Properties	472,090
22,100	Medical Properties Trust, Inc.	242,658
81,000	MFA Financial, Inc.	661,770
4,400	National Health Investors, Inc.	201,212
1,500	One Liberty Properties, Inc.	24,270
7,600	Parkway Properties, Inc.	128,440
4,800	PS Business Parks, Inc.	279,408
19,500	Ramco-Gershenson Properties Trust	250,770
21,900	Resource Capital Corp.	156,147
4,833	Sabra Healthcare REIT, Inc.	89,942
3,800	Sun Communities, Inc.(a)	125,856
27,600	Sunstone Hotel Investors, Inc.*	281,796

		7,445,024

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail 0.7%
5,000	AMERCO*	$455,050
14,600	Marten Transport Ltd.	311,126

		766,176

Semiconductors & Semiconductor Equipment 0.5%
20,700	Amkor Technology, Inc.*(a)	168,498
11,700	Photronics, Inc.*	77,103
16,800	Sigma Designs, Inc.*	234,024
2,700	Tessera Technologies, Inc.*	46,764

		526,389

Software 0.9%
4,400	Epicor Software Corp.*	45,584
24,500	Fair Isaac Corp.	621,810
7,100	Kenexa Corp.*	147,254
1,400	MicroStrategy, Inc. (Class A Stock)*	148,904

		963,552

Specialty Retail 3.5%
3,000	Big 5 Sporting Goods Corp.	38,040
22,400	Cabela’s, Inc.*(a)	557,760
11,100	Cato Corp. (The) (Class A Stock)	271,284
8,300	Children’s Place Retail Stores, Inc. (The)*	347,687
23,700	Collective Brands, Inc.*(a)	482,532
8,400	Genesco, Inc.*	311,892
18,300	Men’s Wearhouse, Inc. (The)	479,643
17,900	OfficeMax, Inc.*	287,653
27,100	Rent-A-Center, Inc.	805,954
17,900	Stage Stores, Inc.	277,450

		3,859,895

Textiles, Apparel & Luxury Goods 0.4%
14,500	Timberland Co. (The) (Class A Stock)*	387,585
400	True Religion Apparel, Inc.*	8,220

		395,805

Thrifts & Mortgage Finance 1.3%
4,400	Berkshire Hills Bancorp, Inc.	93,456
28,300	Dime Community Bancshares, Inc.	426,764

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
7,400	First Financial Holdings, Inc.	$76,664
20,400	Flushing Financial Corp.	290,700
5,600	Trustco Bank Corp.	33,516
20,300	Washington Federal, Inc.	350,987
3,100	WSFS Financial Corp.	139,190

		1,411,277

Trading Companies & Distributors 0.8%
28,100	Aircastle Ltd.	298,422
3,000	Applied Industrial Technologies, Inc.	94,980
1,400	DXP Enterprises, Inc.*	30,492
12,200	Interline Brands, Inc.*	259,006
7,700	TAL International Group, Inc.	240,471

		923,371

Wireless Telecommunication Services 0.6%
11,600	NTELOS Holdings Corp.	233,856
25,400	USA Mobility, Inc.	433,832

		667,688

	TOTAL COMMON STOCKS (cost $95,771,682)	109,037,046

EXCHANGE TRADED FUND 0.6%
9,100	iShares Russell 2000 Value Index Fund (cost $427,893)(a)	646,100

	TOTAL LONG-TERM INVESTMENTS (cost $96,199,575)	109,683,146

SHORT-TERM INVESTMENT 15.4%

Affiliated Money Market Mutual Fund
16,956,311	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,956,311; includes $16,022,913 of cash collateral for securities on loan)(b)(c)	16,956,311

	TOTAL INVESTMENTS(d) 114.9% (cost $113,155,886; Note 5)	126,639,457
	Liabilities in excess of other assets (14.9)%	(16,386,163)

	NET ASSETS 100%	$110,253,294

See Notes to Financial Statements.

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*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,637,048; cash collateral of $16,022,913 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	As of January 31, 2011, one security representing $6,750 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks and exchange traded funds traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$109,030,296	$—	$6,750
Exchange Traded Fund	646,100	—	—
Affiliated Money Market Mutual Fund	16,956,311	—	—

Total	$126,632,707	$—	$6,750

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (14.5% represents investments purchased from securities on loan)	15.4%
Commercial Banks	11.1

See Notes to Financial Statements.

Prudential Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Insurance	7.1%
Real Estate Investment Trusts	6.7
Healthcare Providers & Services	5.8
Oil, Gas & Consumable Fuels	4.2
Electric Utilities	4.1
Specialty Retail	3.5
Hotels, Restaurants & Leisure	3.4
Commercial Services & Supplies	3.3
Energy Equipment & Services	3.1
Chemicals	2.9
Gas Utilities	2.5
Consumer Finance	2.2
Airlines	2.2
Machinery	2.0
Capital Markets	2.0
IT Services	2.0
Multi-Utilities	1.9
Food & Staples Retailing	1.5
Diversified Consumer Services	1.5
Paper & Forest Products	1.5
Aerospace & Defense	1.4
Electronic Equipment & Instruments	1.4
Thrifts & Mortgage Finance	1.3
Electrical Equipment	1.3
Media	1.2
Communications Equipment	1.2
Construction & Engineering	1.2
Household Durables	1.0
Leisure Equipment & Products	1.0
Professional Services	1.0
Software	0.9
Internet Software & Services	0.8
Trading Companies & Distributors	0.8
Containers & Packaging	0.8
Food Products	0.8
Road & Rail	0.7
Building Products	0.7
Marine	0.7
Air Freight & Logistics	0.7
Healthcare Equipment & Supplies	0.6
Industrial Conglomerates	0.6
Wireless Telecommunication Services	0.6
Diversified Telecommunication Services	0.6
Exchange Traded Funds	0.6
Semiconductors & Semiconductor Equipment	0.5
Metals & Mining	0.4
Personal Products	0.4
Textiles, Apparel & Luxury Goods	0.4

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Distributors	0.2%
Internet & Catalog Retail	0.2
Auto Components	0.2
Multi-Line Retail	0.2
Life Sciences Tools & Services	0.2
Beverages	0.1
Biotechnology	0.1
Household Products	0.1
Diversified Financial Services	0.1

114.9
Liabilities in excess of other assets	(14.9)

100.0%

See Notes to Financial Statements.

Prudential Small Cap Value Fund	23

Statement of Assets and Liabilities

as of January 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $15,637,048:
Unaffiliated investments (cost $96,199,575)	$109,683,146
Affiliated investments (cost $16,956,311)	16,956,311
Other assets	129,000
Receivable for Fund shares sold	87,423
Dividends and interest receivable	76,445
Prepaid expenses	1,316

Total assets	126,933,641

Liabilities
Payable to broker for collateral for securities on loan	16,022,913
Payable for Fund shares reacquired	272,933
Accrued expenses and other liabilities	226,252
Management fee payable	66,559
Distribution fee payable	51,264
Affiliated transfer agent fee payable	24,809
Payable to custodian	13,548
Deferred trustees’ fees	2,069

Total liabilities	16,680,347

Net Assets	$110,253,294

Net assets were comprised of:
Shares of beneficial interest, at par	$8,427
Paid-in capital, in excess of par	122,754,668

122,763,095
Undistributed net investment income	121,389
Accumulated net realized loss on investments	(26,114,761)
Net unrealized appreciation on investments	13,483,571

Net assets, January 31, 2011	$110,253,294

See Notes to Financial Statements.

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Class A:
Net assets value and redemption price per share
($62,805,309 / 4,617,914 shares of common stock issued and outstanding)	$13.60
Maximum sales charge (5.50% of offering price)	.79

Maximum offering price to public	$14.39

Class B:
Net assets value and redemption price per share
($7,957,038 / 648,819 shares of common stock issued and outstanding)	$12.26

Class C:
Net assets value and redemption price per share
($27,966,098 / 2,281,457 shares of common stock issued and outstanding)	$12.26

Class L:
Net assets value and redemption price per share
($7,357,528 / 543,972 shares of common stock issued and outstanding)	$13.53
Maximum sales charge (5.75% of offering price)	.83

Maximum offering price to public	$14.36

Class M:
Net assets value and redemption price per share
($1,921,196 / 154,734 shares of common stock issued and outstanding)	$12.42

Class X:
Net assets value and redemption price per share
($2,246,125 / 180,067 shares of common stock issued and outstanding)	$12.47

See Notes to Financial Statements.

Prudential Small Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$1,157,976
Affiliated income from securities lending, net	25,846
Affiliated dividend income	1,023

1,184,845

Expenses
Management fee	371,000
Distribution fee—Class A	89,323
Distribution fee—Class B	38,599
Distribution fee—Class C	135,254
Distribution fee—Class L	17,715
Distribution fee—Class M	2,817
Distribution fee—Class X	2,927
Transfer agent’s fees and expenses (including affiliated expense of $42,500)	183,000
Reports to shareholders	69,000
Registration fees	39,000
Legal fee	38,000
Custodian’s fees and expenses	37,000
Audit fee	20,000
Trustees’ fees	6,000
Insurance expense	1,000
Miscellaneous	7,181

Total expenses	1,057,816

Net investment income	127,029

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	4,571,701
Net change in unrealized appreciation on investments	12,483,810

Net gain on investments	17,055,511

Net Increase In Net Assets Resulting From Operations	$17,182,540

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2011	Year Ended July 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$127,029	$(63,917)
Net realized gain on investment transactions	4,571,701	6,480,712
Net change in unrealized appreciation on investments	12,483,810	13,026,897

Net increase in net assets resulting from operations	17,182,540	19,443,692

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	—	(178,902)
Class B	—	—
Class C	—	—
Class M	—	(10,697)
Class R	—	(23,294)
Class X	—	(15,428)

	—	(228,321)

Capital Contributions (Note 2)
Class M	320	3,573
Class X	457	1,544

	777	5,117

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,817,847	9,785,172
Net asset value of shares issued in reinvestment of dividends and distributions	—	204,470
Cost of shares reacquired	(13,485,476)	(32,607,532)

Net decrease in net assets resulting from Fund share transactions	(9,667,629)	(22,617,890)

Total increase (decrease)	7,515,688	(3,397,402)

Net Assets
Beginning of period	102,737,606	106,135,008

End of period(a)	$110,253,294	$102,737,606

(a) Includes undistributed net income of:	$121,389	$—

See Notes to Financial Statements.

Prudential Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Small Cap Value Fund (“Small Cap Value”) and Prudential Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

Prudential Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for ending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and

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distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate 0.70% of the Fund’s average daily net assets. The effective management fee rate was 0.70% for the six months ended January 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and services the Fund’s Class A, Class B, Class C, Class L, Class M and

Prudential Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales changes received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution of capital.

During the year ended July 31, 2008, management determined that Class M and X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the years ended July 31, 2008 and July 31, 2007.

PIMS has advised the Fund that it has received $13,024 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2011, it received $132, $5,438 and $392 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

32	Visit our website at www.prudentialfunds.com

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2011, PIM has been compensated approximately $8,300 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended January 31, 2011 aggregated $15,272,740 and $24,864,291, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Unrealized Appreciation
$112,835,815	$23,278,754	$(9,475,112)	$13,803,642

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and other differences between financial reporting and tax accounting.

As of July 31, 2010, the capital loss carryforward for tax purposes was approximately $31,007,000 of which $12,977,000 expires in 2017 and $18,030,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this

Prudential Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, and Class X shares. Class A and Class L shares are sold with a maximum front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments Mutual Funds. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

34	Visit our website at www.prudentialfunds.com

Transactions in shares of beneficial interest during the six months ended January 31, 2011 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	241,921	—	(696,200)	127,123	(327,156)
Class B	24,241	—	(65,836)	(29,722)	(71,317)
Class C	36,281	—	(291,881)	—	(255,600)
Class L	1,677	—	(45,007)	—	(43,330)
Class M	855	—	(16,212)	(76,376)	(91,733)
Class X	2,006	—	(18,008)	(33,294)	(49,296)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Shares Outstanding
Class A	$3,065,573	$—	$(8,563,252)	$1,559,937	$(3,937,742)
Class B	274,794	—	(735,476)	(327,107)	(787,789)
Class C	428,239	—	(3,231,117)	—	(2,802,878)
Class L	20,358	—	(563,172)	—	(542,814)
Class M	8,869	—	(185,220)	(860,094)	(1,036,445)
Class X	20,014	—	(207,239)	(372,736)	(559,961)

Prudential Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest during the year ended July 31, 2010 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	732,880	15,123	(1,729,527)	555,114	(426,410)
Class B	56,591	—	(165,330)	(38,504)	(147,243)
Class C	85,195	—	(895,462)	—	(810,267)
Class L	8,979	1,008	(133,291)	—	(123,304)
Class M	4,792	2,234	(105,028)	(426,460)	(524,462)
Class X	334	1,614	(66,748)	(143,033)	(207,833)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Shares Outstanding
Class A	$8,195,064	$157,430	$(19,012,908)	$6,086,624	$(4,573,790)
Class B	578,006	—	(1,647,562)	(371,333)	(1,440,889)
Class C	866,702	—	(8,796,607)	—	(7,929,905)
Class L	95,131	10,455	(1,452,701)	—	(1,347,115)
Class M	47,410	21,200	(1,035,264)	(4,287,769)	(5,254,423)
Class X	2,859	15,385	(662,490)	(1,427,522)	(2,071,768)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

36	Visit our website at www.prudentialfunds.com

funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

During the six months ended January 31, 2011, the Fund did not utilize the line of credit.

Note 8. Reorganization

On December 1, 2010 the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (“the Plan”) which provides for the transfer of the net assets of the Classes A, B, C, R and Z shares of Prudential Small-Cap Core Equity Fund, Inc. (the “Target” Fund), for like shares of the Fund. The Plan is subject to approval of the shareholders of the Target Fund.

Prudential Small Cap Value Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.53		$9.64	$12.31	$17.66	$17.30	$19.81
Income (loss) from investment operations:
Net investment income	.03		.02	.09	.16	.16	.09
Net realized and unrealized gain (loss) on investments	2.04		1.90	(2.58)	(2.04)	1.11	.40
Total from investment operations	2.07		1.92	(2.49)	(1.88)	1.27	.49
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	(.17)	(.18)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.91)	(3.00)
Total dividends and distributions	-		(.03)	(.18)	(3.47)	(.91)	(3.00)
Net asset value, end of period	$13.60		$11.53	$9.64	$12.31	$17.66	$17.30
Total Return(a)	17.95%		20.00%	(20.04)%	(11.38)%	7.15%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,805		$57,017	$51,783	$65,910	$98,930	$106,369
Average net assets (000)	$59,063		$56,445	$49,480	$79,838	$109,338	$86,627
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.76%	(e)	1.60%	1.65%	1.40% (c)	1.33% (c)	1.28% (c)
Expenses, excluding distribution and service (12b-1) fees	1.46%	(e)	1.30%	1.35%	1.12%	1.08%	1.03%
Net investment income	.48%	(e)	.18%	.96%	1.12%	.89%	.49%
For Class A, B, C, L, M, and X shares:
Portfolio turnover rate	15%	(f)	21%	34%	19%	63%	93%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares through November 30, 2007.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.43		$8.75	$11.17	$16.35	$16.18	$18.86
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.05)	.03	.05	.02	(.04)
Net realized and unrealized gain (loss) on investments	1.84		1.73	(2.34)	(1.89)	1.06	.36
Total from investment operations	1.83		1.68	(2.31)	(1.84)	1.08	.32
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.10)	(.05)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.91)	(3.00)
Total dividends and distributions	-		-	(.11)	(3.34)	(.91)	(3.00)
Net asset value, end of period	$12.26		$10.43	$8.75	$11.17	$16.35	$16.18
Total Return(a)	17.55%		19.20%	(20.59)%	(12.08)%	6.38%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,957		$7,511	$7,594	$14,080	$25,884	$31,586
Average net assets (000)	$7,657		$7,782	$9,171	$19,290	$30,843	$31,665
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.46%	(d)	2.30%	2.35%	2.12%	2.08%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.46%	(d)	1.30%	1.35%	1.12%	1.08%	1.03%
Net investment income (loss)	(.22)%	(d)	(.51)%	.32%	.41%	.13%	(.23)%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.43		$8.75	$11.17	$16.35	$16.18	$18.86
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.05)	.03	.05	.02	(.04)
Net realized and unrealized gain (loss) on investments	1.84		1.73	(2.34)	(1.89)	1.06	.36
Total from investment operations	1.83		1.68	(2.31)	(1.84)	1.08	.32
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.10)	(.05)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.91)	(3.00)
Total dividends and distributions	-		-	(.11)	(3.34)	(.91)	(3.00)
Net asset value, end of period	$12.26		$10.43	$8.75	$11.17	$16.35	$16.18
Total Return(a)	17.55%		19.20%	(20.59)%	(12.08)%	6.38%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,966		$26,452	$29,292	$49,257	$88,920	$99,521
Average net assets (000)	$26,830		$28,298	$33,470	$65,961	$100,455	$89,474
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.46%	(d)	2.30%	2.35%	2.12%	2.08%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.46%	(d)	1.30%	1.35%	1.12%	1.08%	1.03%
Net investment income (loss)	(.22)%	(d)	(.52)%	.30%	.40%	.14%	(.24)%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended January 31,		Year Ended July 31,				August 22, 2005(a) through July 31,
	2011(d)		2010(d)	2009(d)	2008(d)	2007(d)	2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.48		$9.60	$12.27	$17.61	$17.28	$19.25
Income (loss) from investment operations:
Net investment income	.02		- (f)	.08	.13	.11	.05
Net realized and unrealized gain (loss) on investments	2.03		1.90	(2.60)	(2.04)	1.13	.98
Total from investment operations	2.05		1.90	(2.52)	(1.91)	1.24	1.03
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	(.14)	(.14)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.91)	(3.00)
Total dividends and distributions	-		(.02)	(.15)	(3.43)	(.91)	(3.00)
Net asset value, end of period	$13.53		$11.48	$9.60	$12.27	$17.61	$17.28
Total Return(b)	17.86%		19.77%	(20.32)%	(11.61)%	6.92%	6.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,358		$6,740	$6,821	$11,669	$18,753	$25,167
Average net assets (000)	$7,028		$7,066	$7,602	$14,718	$23,211	$28,735
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.96%	(c)	1.80%	1.85%	1.62%	1.58%	1.53%	(c)
Expenses, excluding distribution and service (12b-1) fees	1.46%	(c)	1.30%	1.35%	1.12%	1.08%	1.03%	(c)
Net investment income (loss)	.28%	(c)	(.02)%	.80%	.90%	.62%	.29%	(c)

(a) Inception date of Class L shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,				August 22, 2005(a) through July 31,
	2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(f)	2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52		$8.80	$11.24	$16.37	$16.18	$18.32
Income (loss) from investment operations:
Net investment income (loss)	.03		.02	.10	.14	.06	(.03)
Net realized and unrealized gain (loss) on investments	1.87		1.73	(2.36)	(1.88)	1.05	.89
Total from investment operations	1.90		1.75	(2.26)	(1.74)	1.11	.86
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.18)	(.12)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.94)	(3.00)
Total dividends and distributions	-		(.04)	(.19)	(3.41)	(.94)	(3.00)
Capital Contributions	-	(g)	.01	.01	.02	.02	-
Net asset value, end of period	$12.42		$10.52	$8.80	$11.24	$16.37	$16.18
Total Return(a)	18.06%		20.06%	(19.77)%	(11.22)%	6.73%	5.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,921		$2,593	$6,781	$17,866	$40,602	$63,132
Average net assets (000)	$2,235		$4,933	$10,095	$27,565	$54,949	$73,499
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.71%	(c)	1.55%	1.60%	1.45%	1.85%	2.03%	(c)
Expenses, excluding distribution and service (12b-1) fees	1.46%	(c)	1.30%	1.35%	1.12%	1.08%	1.03%	(c)
Net investment income (loss)	.57%	(c)	.25%	1.11%	1.07%	.34%	(.21)%	(c)

(b) Inception date of Class M shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(g) Less than $.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,				August 22, 2005(a) through July 31,
	2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(f)	2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.57		$8.84	$11.26	$16.41	$16.19	$18.32
Income (loss) from investment operations:
Net investment income (loss)	.03		.02	.09	.13	.10	(.03)
Net realized and unrealized gain (loss) on investments	1.87		1.75	(2.36)	(1.90)	1.08	.90
Total from investment operations	1.90		1.77	(2.27)	(1.77)	1.18	.87
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.16)	(.10)	-	-
Distributions from net realized gains on investments	-		-	(.01)	(3.29)	(.98)	(3.00)
Total dividends and distributions	-		(.04)	(.17)	(3.39)	(.98)	(3.00)
Capital Contributions	-	(g)	- (g)	.02	.01	.02	-
Net asset value, end of period	$12.47		$10.57	$8.84	$11.26	$16.41	$16.19
Total Return(b)	17.98%		20.08%	(19.74)%	(11.45)%	7.15%	5.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,246		$2,424	$3,865	$8,620	$13,206	$17,639
Average net assets (000)	$2,323		$3,204	$5,161	$10,611	$15,864	$22,439
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.71%	(c)	1.55%	1.60%	1.55%	1.62%	2.03%	(c)
Expenses, excluding distribution and service (12b-1) fees	1.46%	(c)	1.30%	1.35%	1.12%	1.08%	1.03%	(c)
Net investment income (loss)	.54%	(c)	.25%	1.09%	.97%	.59%	(.20)%	(c)

(a) Inception date of Class X shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	301 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ schedule of portfolio holdings as of the end of each calendar month is also available on the Funds’ website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Small-Cap Value Fund
Share Class	A	B	C	L	M	X
NASDAQ	PZVAX	PZVBX	PZVCX	N/A	N/A	N/A
CUSIP	74440V708	74440V807	74440V880	74440V872	74440V864	74440V856

MF504E2    0197486-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	March 21, 2011

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2011